Subsequent Events (Details) In Millions, except Share data, unless otherwise specified		0 Months Ended											0 Months Ended				0 Months Ended		0 Months Ended
	Mar. 31, 2014	Feb. 12, 2014 Common stock	Nov. 26, 2013 Common stock	Jul. 29, 2013 Common stock	Jul. 01, 2013 Common stock	Feb. 12, 2014 Private placement Common stock USD ($)	Feb. 12, 2014 Private placement Common stock NOK	Nov. 26, 2013 Private placement Common stock USD ($)	Nov. 26, 2013 Private placement Common stock NOK	Jul. 29, 2013 Private placement Common stock USD ($)	Jul. 29, 2013 Private placement Common stock USD ($)	Jul. 29, 2013 Private placement Common stock NOK	Jun. 30, 2014 Subsequent events Restricted stock awards	May 22, 2014 Subsequent events Common stock	Apr. 23, 2014 Subsequent events Common stock	Mar. 31, 2014 Subsequent events Common stock	Apr. 25, 2014 Subsequent events Private placement Common stock USD ($)	Apr. 25, 2014 Subsequent events Private placement Common stock NOK	May 13, 2014 Subsequent events IPO Common stock USD ($)	May 22, 2014 Subsequent events Over allotment Common stock USD ($)	Jun. 25, 2014 Subsequent events Prior equity private placement Common stock
Subsequent events
Shares issued		5,649,200	24,071,506	18,644,324	100	5,649,200	5,649,200	16,081,081	16,081,081	9,310,054							1,412,698		7,105,263	245,521	15,528,507
Fair value of common stock (in dollars per share)						$ 17.92	110.00	$ 15.16	92.50		$ 12.66	75.00					$ 18.40	110.00	$ 19.00	$ 19.00
Gross proceeds received from issuance under initial public offering																			$ 135.0	$ 4.7
Gross proceeds received										$ 117.9							$ 26.0
Common stock, shares issued	48,365,012													57,128,494
Common stock, shares outstanding	48,365,012													57,128,494	48,365,012	241,825,149
Shares granted to officers under the equity incentive plan													655,000
Vesting period of shares under the equity incentive plan													5 years